Consolidated Balance Sheets (Audited) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Current assets:
Cash and cash equivalents	$ 6,550	$ 7,395
Receivables, net	5,937	5,089
Inventories	40,714	36,437
Prepaid expenses and other	1,685	2,960
Current assets of discontinued operations	89	131
Total current assets	54,975	52,012
Property and equipment:
Property and equipment	155,002	148,584
Less accumulated depreciation	(45,399)	(43,486)
Property and equipment, net	109,603	105,098
Property under capital lease:
Property under capital lease	5,936	5,905
Less accumulated amortization	(3,215)	(3,125)
Property under capital lease, net	2,721	2,780
Goodwill	20,651	16,763
Other assets and deferred charges	5,456	4,129
Total assets	193,406	180,782
Current liabilities:
Short-term borrowings	4,047	1,031
Accounts payable	36,608	33,676
Accrued liabilities	18,154	18,701
Accrued income taxes	1,164	157
Long-term debt due within one year	1,975	4,655
Obligations under capital leases due within one year	326	336
Current liabilities of discontinued operations	26	47
Total current liabilities	62,300	58,603
Long-term debt	44,070	40,692
Long-term obligations under capital leases	3,009	3,150
Deferred income taxes and other	7,862	6,682
Redeemable noncontrolling interest	404	408
Commitments and contingencies
Equity:
Preferred stock ($0.10 par value; 100 shares authorized, none issued)
Common stock ($0.10 par value; 11,000 shares authorized, 3,418 and 3,516 issued and outstanding at January 31, 2012 and 2011, respectively)	342	352
Capital in excess of par value	3,692	3,577
Retained earnings	68,691	63,967
Accumulated other comprehensive income (loss)	(1,410)	646
Total Walmart shareholders' equity	71,315	68,542
Noncontrolling interest	4,446	2,705
Total equity	75,761	71,247
Total liabilities and equity	$ 193,406	$ 180,782